Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restriction On Cash and Due From Banks [Abstract]
Restriction on Cash and Due From Banks

Note 2:	Restriction on Cash and Due From Banks

State Bank is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required at December 31, 2012, was $0.6 million.